Software Development Cost (Tables)	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Components of software development costs

The components of Software development costs, net of accumulated amortization are as follows (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Software development costs	$175,656	$218,382
Accumulated amortization	(5,074)	(177,201)
Software development costs, net of accumulated amortization	$170,582	$41,181